Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of the Company
Summary of condensed statement of income

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Continuing operations
Selling, general and administrative expenses	(5,697)	(5,568)	(6,239)
Operating loss	(5,697)	(5,568)	(6,239)
Share of (loss) / income in subsidiaries and associates	(88,022)	(241,693)	20,187
(Loss) / Income before financial results and income tax	(93,719)	(247,261)	13,948
Financial income	53	99	462
Financial loss	(431)	(400)	(406)
(Loss) / Income before income tax from continuing operations	(94,097)	(247,562)	14,004
Income tax	(1,028)	1,028	(1,028)
(Loss) / Income for the year from continuing operations	(95,125)	(246,534)	12,976
Loss from discontinued operations	(21,196)	(4,492)	(3,937)
(Loss) / income for the year	(116,321)	(251,026)	9,039

Summary of condensed statement of comprehensive income

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2021	31, 2020	31, 2019
(Loss) / Income for the year	(116,321)	(251,026)	9,039

Items that may be reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates from continuing operations	94,703	(24,675)	(13,476)
Other comprehensive loss for the year, net of income tax from continuing operations	94,703	(24,675)	(13,476)
Currency translation adjustment from discontinued operations	920	(578)	82
Other comprehensive income (loss) of discontinued operations for the year, net of income tax	920	(578)	82
Total comprehensive loss for the year	(20,698)	(276,279)	(4,355)

Summary of condensed statement of financial position

	At December	At December
	31, 2021	31, 2020

ASSETS
Non-current assets
Property, plant and equipment, net	18	21
Right-of-use asset	110	102
Investments in subsidiaries	505,635	504,732
Investments in associates	-	3,081
Current assets
Other receivables	228	319
Cash and cash equivalents	1,614	2,166
Total assets	507,605	510,421

EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,772)	(6,145)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(321,731)	(417,272)
Legal reserves	1,081	176
Other reserves	(1,343,639)	(1,342,221)
Retained earnings	55,202	171,281
Equity	469,732	489,410

LIABILITIES
Non-current liabilities
Deferred tax liabilities	1,028	-
Lease liabilities	79	66
Current liabilities
Borrowings	19,928	19,508
Other liabilities	16,226	1,017
Lease liabilities	32	48
Trade payables	580	372
Total liabilities	37,873	21,011
Total equity and liabilities	507,605	510,421

Summary of condensed statement of cash flows

	For the year ended	For the year ended	For the year ended
Cash flows from operating activities	December 31, 2021	December 31, 2020	December 31, 2019
(Loss) / income for the year from continuing operations	(95,125)	(246,534)	12,976
Adjustments for:
Amortization and depreciation	50	62	62
Deferred income tax	1,028	(1,028)	1,028
Share of income / (loss) in subsidiaries and associates	88,022	241,693	(20,187)
Interest expense	426	395	390
Net foreign exchange	(51)	(95)	(70)
Other financial results, net	4	4	(300)
Changes in working capital	721	(184)	(207)
Net cash used in operating activities	(4,925)	(5,687)	(6,308)
Net cash used in discontinued activities	-	-	-
Purchase of Property, plant and equipment	-	-	(13)
Acquisition of other financial assets	-	-	(4,978)
Disposals of other financial assets	-	-	17,000
Cash contribution in subsidiaries and associates	(4,544)	(16,630)	(7,917)
Loans with related parties	-	-	3,672
Dividends from subsidiaries	11,494	15,944	-
Net cash (used in) / provided by investing activities	6,950	(686)	7,764
Net cash used in discontinued investing activities	(2,495)	(100)	(3,274)
Proceeds from borrowings	-	8,100	-
Principal elements of lease payments	(51)	(56)	(53)
Loans paid	-	-	(4,494)
Interest paid	-	-	(693)
Net cash (used in) / provided by financing activities	(51)	8,044	(5,240)
Net cash used in discontinued operations from financing activities	-	-	-

Increase / (decrease) in cash and cash equivalents	1,974	1,671	(3,784)
Decrease in cash and cash equivalents from discontinued operations	(2,495)	(100)	(3,274)

Cash and cash equivalents
At the beginning of the year	2,166	552	7,610
Effect of exchange rate changes in cash and cash equivalents	(31)	43	-
Decrease / increase in cash and cash equivalents	(521)	1,571	(7,058)
At the end of the year	1,614	2,166	552